Summary of financial information for the subsidiaries of non-controlling interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Current assets	$ 40,944	$ 41,281
Non-current assets	92,522	97,860
Current liabilities	(39,366)	(43,124)
Non-current liabilities	73,723	76,257
Carrying amount of NCI	(463)	(519)
Non-current liabilities	(73,723)	(76,257)
Carrying amount of NCI	463	519
Current liabilities	39,366	43,124
Net income (loss) and comprehensive income (loss)	(23,542)	(31,382)	$ (3,257)
Allocated to NCI	(50)	(76)	(95)
Net cash from operating activities	(12,828)	(17,260)	8,485
Net cash flows from investing activities	(6,894)	(4,128)	(4,661)
Net cash flows from financing activities	22,204	23,929	728
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	113	158	723
Non-current assets	1,743	1,747	6,005
Current liabilities	(1,094)	1,064	1,797
Non-current liabilities	1,537	(1,510)	(5,608)
Net assets (liabilities)	(776)	(669)	(677)
Carrying amount of NCI	(463)	(519)	(2,361)
Non-current liabilities	(1,537)	1,510	5,608
Net assets (liabilities)	776	669	677
Carrying amount of NCI	463	519	2,361
Current liabilities	1,094	(1,064)	(1,797)
Net income (loss) and comprehensive income (loss)			(3)
Allocated to NCI			(95)
Ontario inc [member]
IfrsStatementLineItems [Line Items]
Current assets	2	2	2
Non-current assets
Current liabilities	(928)	(928)	(928)
Non-current liabilities
Net assets (liabilities)	(926)	(926)	(926)
Carrying amount of NCI	(45)	(45)	(45)
Non-current liabilities
Net assets (liabilities)	926	926	926
Carrying amount of NCI	45	45	45
Current liabilities	928	928	928
Net income (loss) and comprehensive income (loss)			156
Allocated to NCI
Net cash from operating activities			2
Net cash flows from investing activities
Net cash flows from financing activities
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Current assets	111	156	160
Non-current assets	1,743	1,747	1,768
Current liabilities	(166)	(136)	(98)
Non-current liabilities	1,537	1,510	1,569
Net assets (liabilities)	(151)	257	261
Carrying amount of NCI	(508)	(564)	(640)
Non-current liabilities	(1,537)	(1,510)	(1,569)
Net assets (liabilities)	151	(257)	(261)
Carrying amount of NCI	508	564	640
Current liabilities	166	136	98
Net income (loss) and comprehensive income (loss)	(101)	(152)	(60)
Allocated to NCI	(50)	(76)	(30)
Net cash from operating activities	(9)	71	25
Net cash flows from investing activities			201
Net cash flows from financing activities	$ (85)	$ (58)	(106)
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Current assets			561
Non-current assets			4,237
Current liabilities			(771)
Non-current liabilities			4,039
Net assets (liabilities)			(12)
Carrying amount of NCI			(1,766)
Non-current liabilities			(4,039)
Net assets (liabilities)			12
Carrying amount of NCI			1,766
Current liabilities			771
Net income (loss) and comprehensive income (loss)			(160)
Allocated to NCI			(80)
Net cash from operating activities			434
Net cash flows from investing activities			243
Net cash flows from financing activities			(289)
Solar Alliance Dev Co LLC [member]
IfrsStatementLineItems [Line Items]
Net income (loss) and comprehensive income (loss)			61
Allocated to NCI			$ 15